INTEREST EXPENSE	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
INTEREST EXPENSE	INTEREST EXPENSE

US$ MILLIONS	2021	2020	2019
Interest on corporate facility	$16	$19	$20
Interest on corporate debt	87	76	63
Interest on non-recourse borrowings	1,134	944	738
Other financing fees(1)	231	140	83
	$1,468	$1,179	$904

(1)Other financing fees primarily relate to interest expense associated with leases in connection with IFRS 16.